Interest and Finance Costs, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest And Debt Expense [Abstract]
Interest expense and other fees on unrelated party debt (Note 6)	$ 416	$ 6,529	$ 7,491
Interest expense and other fees on related party debt (Note 3)	0	4,762	5,948
Amortization of deferred financing costs	154	176	322
Commitment fees and other	81	53	82
Total	$ 651	$ 11,520	$ 13,843